Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 17,533	$ 16,589	$ 20,416
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,167	1,090	949
Total Investment Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	18,429	17,955
Total Investment Assets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,528	5,182
Total Investment Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	7,909	6,556
Total Investment Assets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,167	1,090
Total Investment Assets [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4,825	5,127
Cash and short-term investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	367	536
Cash and short-term investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	117	72
Cash and short-term investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	250	464
Cash and short-term investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	38	466
Canada, U.S. and supranational [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	38	466
Canada, U.S. and supranational [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,209	3,861
Provinces of Canada and Municipalities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	5,209	3,861
Provinces of Canada and Municipalities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,903	1,389
Corporate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,903	1,389
Corporate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	352	363
Emerging market debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Emerging market debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	352	363
Emerging market debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1	16
Mortgages [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1	16
Mortgages [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,021	997
Private debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1
Private debt [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,020	997
Canadian Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	181	361
Canadian Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	180	354
Canadian Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1	7
Canadian Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,828	1,931
U.S. Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,736	2,011
U.S. Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	92	(80)
U.S. Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,170	2,310
International Equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,170	2,310
International Equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Private equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	616	689
Private equities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private equities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(3)	(1)
Private equities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Private equities [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	619	690
Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	439	404
Real estate [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Real estate [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	252	249	272
Real estate [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	187	155
Resource and royalties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,272	1,198
Resource and royalties [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	312	365
Resource and royalties [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	45	(8)
Resource and royalties [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	915	841	$ 677
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	660	720
Infrastructure [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	14	76
Infrastructure [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	646	644
Multi Strategy Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,192	1,390
Multi Strategy Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,192	1,390
Fixed Income Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	6	8
Fixed Income Fund [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	4	3
Fixed Income Fund [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0
Fixed Income Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2	5
Commodity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		71
Commodity Fund [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		71
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	385	247
Equity Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	385	247
Global Macro Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	774	773
Global Macro Funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	774	773
Downside Protection [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	15	70
Downside Protection [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	13	70
Downside Protection [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2	0
Downside Protection [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Alternative Risk Premia [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		155
Alternative Risk Premia [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets		155
Investment-related liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	(868)	(1,479)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ (28)	$ 113